Condensed Financial Information of New Borun (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of New Borun
CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	137	—	—
Amounts due from subsidiaries	244,532,160	244,532,160	35,551,151
Total current assets	244,532,297	244,532,160	35,551,151
Investments in subsidiaries	1,801,071,015	1,801,071,015	261,847,555
Total assets	2,045,603,312	2,045,603,175	297,398,707

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,999	5,250	763
Total current liabilities and total liabilities	4,999	5,250	763

Total shareholders’ equity	2,045,598,313	2,045,597,925	297,397,943
Total liabilities and shareholders’ equity	2,045,603,312	2,045,603,175	297,398,707

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	—	—	144	21
Loss from operations	—	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	63,710,958	176,737,444	(39,215,085)	(5,701,259)
Income before income tax expense	63,710,958	176,737,444	(39,215,085)	(5,701,259)
Income tax expense	—	—	—	—
Net income	63,710,958	176,737,444	(39,215,085)	(5,701,259)

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by operating activities	—	(9)	107	15
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	10	—	(244)	(36)
Net increase/(decrease) in cash	10	(9)	(137)	(21)
Cash—beginning of year	136	146	137	21
Cash—end of year	146	137	—	—